Assumptions Used to Determine Projected Benefit Obligations of Plans at KII, AVX and TAAG (Detail) (Foreign)	Mar. 31, 2011	Mar. 31, 2010
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.15%	4.80%
Rate of increase in compensation levels (%)	2.50%	2.00%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.75%	6.00%
Rate of increase in compensation levels (%)	4.00%	4.25%